INCOME TAX EXPENSE/(CREDIT) (Details Textual) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2018	Jan. 14, 2015	Jan. 14, 2014
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Dividend withholding tax rate				10.00%	5.00%	5.00%
Undistributed earnings	¥ 380,109,000	¥ 409,816,000	¥ 743,901,000
Deferred tax liabilities recognized to the extent distributable profits earned	¥ 0	¥ 0	¥ 1,404,000
Deferred tax liabilities further recognition	If the Company were to distribute these cumulated earnings in the foreseeable future, the deferred tax liabilities of RMB19,005,000, RMB20,491,000 and RMB37,195,000 would be recognized as of December 31, 2017, 2016 and 2015, respectively.
Hong Kong [Member]
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%
Dividend withholding tax rate				5.00%